Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets

Note 16 Exploration and Evaluation Assets

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Exploration and evaluation assets – at cost	$—	$2,212,013
The capitalized exploration and evaluation assets carried forward above have been determined as follows:
Balance at the beginning of the period	$2,212,013	$2,218,238
Expenditure incurred during the period	16,691	40,560
Exchange differences	(8,752)	(46,785)
Assets classified as held for sale	(2,219,952)	—
Balance at the end of the period	$—	$2,212,013

The Company holds tenement rights to a high-grade natural flake graphite deposit located in Northern Queensland, Australia. In October 2023, the Company decided to pursue potential opportunities to realize the value of these assets through a strategic transaction. All tenement rights remain current, exploration activity is continuing to the extent required under the tenement rights, a resource, principally high-grade graphite, has been identified, and the assets are available for sale in their current conditions.